Investments in Associates - Balance sheet disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
As presented on the consolidated balance sheet:
Investments in associates, at fair value	$ 8,144.8	$ 7,553.2
Fairfax India investments in associates, at fair value	2,599.0	2,654.6
Total, Fair Value	10,743.8	10,207.8
Associates and joint ventures	7,153.3	6,607.6
Fairfax India associates	1,352.3	1,429.7
Total	$ 8,505.6	$ 8,037.3	$ 7,435.7